Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net income	$ 541,271	$ 484,834	$ 360,859
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	14,848	15,798	16,567
Change in deferred charges and other assets		2	10
Impairment of long-lived assets	2,042	90	47
Accrued severance pay and other long-term liabilities, net	(53)	54	(230)
Loss on sale of long-lived assets	42	22	44
Realized loss (gain) on sale of marketable securities	32	(231)	(23)
Change in derivative instruments, net	(6,137)	5,483	4,181
Effect of exchange differences on inter-company balances	(2,268)	(18,167)	(11,670)
Foreign exchange effect of bank deposits	(5,510)
(Decrease) increase in long-term debt due to currency fluctuations		(1,030)	1,137
Deferred income taxes, net	(11,976)	(70,387)	(23,708)
Increase in trade receivables, net	(16,386)	(85,277)	(19,755)
Increase in other receivables, prepaid expenses and other	(3,509)	(3,508)	(1,557)
Increase in inventories, net	(19,013)	(7,027)	(10,697)
(Increase) decrease in other long term assets	(9)	242	64
(Increase) decrease in income tax receivables	(39,340)	17,623	(17,930)
(Decrease) increase in trade payables	(679)	(542)	1,804
(Decrease) increase in other accounts payable and accrued expenses	(6,194)	18,731	50,686
(Decrease) increase in income tax payables	(52,033)	50,078	7,815
Net cash provided by operating activities	395,128	406,788	357,644
Cash flows from investing activities:
Purchase of property, plant and equipment	(18,972)	(19,997)	(21,249)
Investment in other intangible assets	(134)	(158)	(4,555)
Proceeds from (investment in) other assets	35,000	(31,050)
Investment in short-term bank deposits, net	(220,102)	(43,344)	(120,648)
Proceeds from restricted bank deposits	199	28	7,203
(Investment in) proceeds from long-term deposits and other assets	(80,587)	2,112	(33,956)
(Investment in) proceeds from marketable securities, net	(135)	111	(100)
Proceeds from sale of long-lived assets		217	8
Net cash used in investing activities	(284,731)	(92,081)	(173,297)
Cash flows from financing activities:
Excess tax benefits from share-based payment arrangements			149
Proceeds from issuance of shares, net		26	1,262
Purchase of treasury stock	(9,450)		(192,999)
Repayment of long-term debt	(5,888)	(10,944)	(11,874)
Net cash used in financing activities	(15,338)	(10,918)	(203,462)
Effect of exchange rate changes on cash and cash equivalents	57	(32,115)	(8,202)
Increase (decrease) in cash and cash equivalents	95,116	271,674	(27,317)
Cash and cash equivalents at the beginning of the period	481,641	209,967	237,284
Cash and cash equivalents at the end of the period	576,757	481,641	209,967
Cash paid during the year for:
Interest	85	1,014	1,695
Income taxes	192,964	101,651	117,409
Non-cash investing and financing transactions:
Purchase of property, plant and equipment included in accounts payable	$ 1,744	$ 645	$ 1,714